Right of use assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]	The following is the activity of the 'Right of use assets for vessels' starting with the recognition of the assets on January 1, 2019 through December 31, 2020:

In thousands of U.S. Dollars	Vessels	Drydock (1)	Total
Cost
As of January 1, 2020	$705,857	$18,962	$724,819
Additions	156,226	4,600	160,826
Fully depreciated assets	(8,393)	—	(8,393)
As of December 31, 2020	853,690	23,562	877,252

Accumulated depreciation and impairment
As of January 1, 2020	(25,374)	(1,542)	(26,916)
Charge for the period	(46,655)	(4,895)	(51,550)
Fully depreciated assets	8,393	—	8,393
As of December 31, 2020	(63,636)	(6,437)	(70,073)

Net book value
As of December 31, 2020	$790,054	$17,125	$807,179
(1)    Drydock costs for 'Right of use assets for vessels' are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs for these vessels is being depreciated separately. $4.6 million of notional drydock costs were allocated from the right of use assets recorded for the four MR vessels delivered during 2020 as part of the Trafigura Transaction.

In thousands of U.S. Dollars	Vessels	Drydock (1)	Total
Cost
As of January 1, 2019	$48,466	$2,635	$51,101
Additions	657,391	16,327	673,718
As of December 31, 2019	705,857	18,962	724,819

Accumulated depreciation and impairment
As of January 1, 2019	—	—	—
Charge for the period	(25,374)	(1,542)	(26,916)
As of December 31, 2019	(25,374)	(1,542)	(26,916)

Net book value
As of December 31, 2019	$680,483	$17,420	$697,903

(1)    Drydock costs for 'Right of use assets for vessels' are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs for these vessels is being depreciated separately. The costs related to the vessels at transition of $2.6 million were recorded as 'Other non-current assets' as of December 31, 2018 and were reclassified to 'Right of use assets for vessels' upon the adoption of IFRS 16 - Leases, on January 1, 2019. $16.3 million of notional drydock costs were allocated from the acquisition price of the vessels in the Trafigura Transaction.
The following table summarizes the payments made for the years ended December 31, 2020 and 2019 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the year ended December 31,
In thousands of U.S. dollars	2020	2019
Interest expense recognized in consolidated statements of income or loss	$28,458	$11,354
Principal repayments recognized in consolidated cash flow statements	77,913	36,761
Net decrease in accrued interest expense	(206)	17
Net increase in prepaid interest expense	(382)	1,066
Total payments on lease liabilities under IFRS 16 - Leases	$105,783	$49,198

Lease and non lease components [Table Text Block]
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the years ended December 31, 2020, 2019 and 2018. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. The Company does not view its pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2020	2019	2018
Lease component of revenue from time charter-out and pool revenue	$548,988	$428,781	$296,151
Non-lease component of revenue from time charter-out and pool revenue	353,808	265,656	281,648
	$902,796	$694,437	$577,799

Terms of time chartered-out vessels [Table Text Block]
The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2020 and 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000

Schedule of operating leases and future minimum lease payments	December 31, 2020 are $763.5 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	December 31, 2020
Less than 1 year	$80,378
1 - 5 years	285,316
5+ years	397,765
Total	763,459
Discounting effect (1)	(130,985)
Lease liability	$632,474

(1)Represents estimated interest payments using applicable implicit or imputed interest rates in each lease agreement. For leases with implicit rates which include a variable component tied to a benchmark, such as LIBOR, the payments were estimated by taking into consideration: (i) the margin on each lease and (ii) the forward interest rate curve calculated from interest swap rates, as published by a third party, as of December 31, 2020.